General and administrative expenses (Tables)	6 Months Ended
Jun. 30, 2022
Entity [Table]
Disclosure Of General And Administrative Expense Tables Explanatory
For the quarter ended Year-to-date
USD m 30.6.22 31.3.22 30.6.21 30.6.22 30.6.21
Outsourcing costs 115 106 95 221 184
IT expenses 126 122 122 248 247
Consulting, legal and audit fees 123 104 115 227 199
Real estate and logistics costs 129 124 126 253 253
Market

data services
89 93 93 182 182
Marketing

and communication
43 31 36 74 68
Travel and entertainment 43 19 12 62 20
Litigation, regulatory and similar matters
1
220 57 63 277 72
Other 1,475 1,577 1,408 3,052 2,986
of which: shared services costs charged by UBS Group AG or its subsidiaries 1,348 1,390 1,294 2,738 2,669
Total general and administrative expenses 2,364 2,233 2,070 4,597 4,211
1 Reflects the net increase in provisions for litigation, regulatory and similar matters recognized in the income statement. Refer to Note 16b for more information.